Trade and other payables (Details 1) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Trade and other payables
Operational expenses	$ 279,034	$ 71,953
Professional and other fees	128,381	473,225
Accrued interest	409,193	409,193
Accrued liabilities	$ 816,608	$ 954,371